Leases (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022
Leases
Weighted-average remaining lease term - operating leases	5 years 7 months 6 days	8 years 9 months 18 days	5 years 7 months 6 days	8 years 6 months
Weighted-average discount rate - operating leases	7.00%	12.00%		8.00%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,135	$ 983
Right-of-use assets obtained in exchange of new operating lease liabilities	$ 275